OLD MUTUAL FUNDS I

Supplement Dated June 10, 2010

This Supplement updates certain information contained in the currently effective Prospectus, dated November 19, 2009, for the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, and the Old Mutual Asset Allocation Growth Portfolio (the “Portfolios”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added immediately after the introductory paragraph under the section of the Prospectus entitled “More About Investment Risk” on page 10:

Affiliated Money Market Funds.  The Asset Allocation Portfolios maintain cash reserves (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses).  Commencing in the second half of 2010, each of the Portfolios will invest its cash reserves in the Old Mutual Cash Reserves Fund, in accordance with Rule 12d1-2 under the 1940 Act.  A Portfolio’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees.  The indirect fees incurred by an Asset Allocation Portfolio with respect to investment of its cash reserves in an affiliated or unaffiliated money market fund are included in the Acquired Fund Fees and Expenses in the Portfolios’ annual Fees and Expenses tables if they are at least 0.01% of the Portfolio’s average net assets.

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Distributed by Old Mutual Investment Partners
R-10-030  06/2010

OLD MUTUAL FUNDS I

Supplement Dated June 10, 2010

This Supplement updates certain information contained in the currently effective Prospectus, dated November 19, 2009, for the Old Mutual Analytic Fund, the Old Mutual Copper Rock Emerging Growth Fund, and the Old Mutual International Equity Fund (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added immediately after the introductory paragraph under the section of the Prospectus entitled “More About the Funds – More About Investment Strategies and Risks” on page 21:

Affiliated Money Market Funds.  The Funds maintain cash reserves (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses).  Commencing in the second half of 2010, each of the Funds will invest its cash reserves in the Old Mutual Cash Reserves Fund, in accordance with Rule 12d1-1 under the 1940 Act.  A Fund’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees.

The following is added as the third sentence of the paragraph entitled “Securities of Other Investment Companies” under the section of the Prospectus entitled “More About the Funds – More About Investment Strategies and Risks –” on page 21:

The indirect fees incurred by a Fund with respect to its purchase of securities of other investment companies are included in the Acquired Fund Fees and Expenses in the Funds’ annual Fees and Expenses tables if they are at least 0.01% of the Fund’s average net assets.

The following is added under the section of the Prospectus entitled “Management – The Portfolio Managers – Analytic Investors, LLC” on page 24:

	Name (Role on Team)	Business Experience
Analytic Investors, LLC	Ryan Brown, Portfolio Manager
Portfolio Manager, Analytic Investors, LLC (since April 2010); Portfolio Analyst, Analytic Investors, LLC (January 2007 to April 2010); Research Analyst, Beekman Capital Management (June 2006 to December 2006)

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Funds distributed by Old Mutual Investment Partners
R-10-032  06/2010

OLD MUTUAL FUNDS I

Supplement Dated June 10, 2010

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 19, 2009, for the Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (the “Asset Allocation Portfolios”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Non-Fundamental Investment Restriction Number 7, on page 3, is hereby amended and restated as follows:

7.           Notwithstanding the fundamental investment restriction with regard to investing all assets in an open-end fund, no Asset Allocation Portfolio may invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as such Asset Allocation Portfolio.  An Asset Allocation Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-2 under the 1940 Act; and (iii) lend money to other Affiliated Funds subject to the terms and conditions of any exemptive orders issued by the SEC on which such Asset Allocation Portfolio may rely.

The section of the SAI entitled “Permitted Investments - Investment Company Shares” is restated as follows:

The Asset Allocation Portfolios and the underlying funds may invest in shares of other investment companies (including Standard & Poor’s Depository Receipts - “SPDRs” and other exchange traded funds such as iShares).  Since such other investment companies pay management fees and other expenses, shareholders of the acquiring fund would pay both its fund expenses and, indirectly, the expenses of the funds it has acquired with respect to its assets invested therein.

Applicable regulations prohibit a fund from acquiring the securities of other investment companies that are not “part of the same group of investment companies” if, as a result of such acquisition: (i) a fund owns more than 3% of the total voting stock of the company; (ii) more than 5% of a fund’s total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of a fund are invested in securities (other than treasury stock) issued by all investment companies.

Notwithstanding the foregoing, the Asset Allocation Portfolios may invest any amount, pursuant to Rule 12d1-2 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7, as amended, under the 1940 Act.  A Portfolio’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees.  The indirect fees incurred by an Asset Allocation Portfolio with respect to investment of its cash reserves in an affiliated or unaffiliated money market fund are included in the Acquired Fund Fees and Expenses in the Portfolios’ annual Fees and Expenses tables if they are at least 0.01% of the Portfolio’s average net assets.
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Funds distributed by Old Mutual Investment Partners
R-10-031  06/2010

OLD MUTUAL FUNDS I

Supplement Dated June 10, 2010

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 19, 2009, for the Old Mutual Analytic Fund, Old Mutual Copper Rock Emerging Growth Fund, and Old Mutual International Equity Fund (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Non-Fundamental Investment Restriction Number 7, on page 4, is hereby amended and restated as follows:

Notwithstanding the fundamental investment restriction with regard to investing all assets in an open-end fund, the Old Mutual Copper Rock Emerging Growth Fund and Old Mutual International Equity Fund may not invest all of their assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as such Fund.  A Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act; (ii) invest its assets in securities of other affiliated or unaffiliated money market funds as permitted by Rule 12d1-1 under the 1940 Act; and (iii) lend money to other Affiliated Funds subject to the terms and conditions of any exemptive orders issued by the SEC on which such Fund may rely.

The following is added as a second paragraph under the section of the SAI entitled “Permitted Investments - Investment Company Shares”:

Notwithstanding the foregoing, the Funds may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7, as amended, under the 1940 Act.  A Fund’s purchase of securities of other investment companies may result in the indirect payment of additional management and distribution fees.  The indirect fees incurred by a Fund with respect to investment of its cash reserves in an affiliated or unaffiliated money market fund are included in the Acquired Fund Fees and Expenses in the Funds’ annual Fees and Expenses tables if they are at least 0.01% of the Fund’s average net assets.

The following is added under the section of the SAI entitled “The Sub-Advisers – Analytic Investors, LLC (“Analytic”)”:

Fund Shares Owned by the Portfolio Managers.

Analytic Fund
Ryan Brown	None

Other Accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Ryan Brown (as of April 1, 2010)	0	$0	0	$0	0	$0
	(0)	$(0)	(0)	$(0)	(0)	$(0)

The following replaces the disclosure under the section of the SAI entitled “The Sub-Advisers – Analytic Investors, LLC (“Analytic”) – Conflicts of Interest”:

Conflicts of Interest.

Charging different fees
A conflict can arise when accounts are each charged differing fees by an adviser, especially when some accounts are charged fixed rates while others are performance-based.  This conflict can lead to investment allocations of better performing assets to accounts tied to performance-based fee schedules.

Personal investments by Employees
A conflict can arise when an employee (particularly a portfolio manager) may invest personally in the same securities considered for investment in client accounts.  Potential issues may involve the timing of personal trades compared to those of client accounts, the use of confidential client information for personal profit and more generally the potential for personal interests to conflict with the interests of the firm’s clients.

Short Selling
In spite of legitimate investment reasons, a portfolio manager who sells short a security for one account and buy long the same security for another account in large trades can distort the market with short sales depressing the value of a security and long purchases inflating the value of a security; moreover, prior to the purchase or sale of that same security through another account creates incentive to sequence those transactions as to favor one account over another account.

Sequencing Trades
When a portfolio manager places the same trade for a security for different accounts in sequence, a large trade may affect the price of security. The incentive exists in the potentiality of decreasing or increasing a security’s value before the purchase or sale of that same security in another account, therefore favoring one account over another account.

Cross Trading
When a portfolio manager plans to sell a security held in an account to another account in such a way that the transactions are not recorded through the exchange an incentive may exist to execute cross trades that favor one account over another account.

Aggregation and Allocation of Transactions
A conflict can arise when a portfolio manager through the process of aggregation meets a purchase minimum for one account by causing another account to also make a purchase or to increase the possibility of future participation in offering by an underwriter may provide an incentive for a portfolio manager to cause one account to participate in aggregated trades. The SEC recommends an adviser to use fund brokerage commissions to obtain research that benefits the adviser’s other clients, which include clients that do not generate brokerage commissions or those from which the adviser receives the greatest amount of compensation for its advisory services.

Brokerage Commission Allocation
According to Section 28(e) of the Securities Exchange Act of 1934, soft dollar commissions earned through brokerage transactions for one account may be used to obtain research for another account. However, the possibility of obtaining research for one account earned at the expense of another account may provide an incentive to favor one account over another in allocating soft dollar credits.

Directed Brokerage/Commission Recapture Programs
A conflict could potentially arise in deciding when to trade non-directed brokerage accounts relative to brokerage directed accounts that would have otherwise been traded at the same time.

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Funds distributed by Old Mutual Investment Partners
R-10-029  06/2010